UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	7.90%
Aa1	56.26
Aa2	0.47
Aa3	0.97
A1	0.44
A2	0.25
A3	1.39
Baa1	1.70
Baa2	5.60
Baa3	4.62
Ba1	0.73
Ba2	0.51
Ba3	0.10
B1	0.05
Not Rated	17.88
Short Term Investments	1.13
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 940.10	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$ 939.40	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.92%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2A Class AR 2.32%, 10/25/2033 3-mo. LIBOR + 1.10%	$ 1,941,424
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
3,667,136	2.29%, 01/28/2031 3-mo. LIBOR + 1.05%	3,613,698
	Series 2014-4RA Class A
5,000,000	2.29%, 01/28/2031 3-mo. LIBOR + 1.05%	4,927,115
4,950,000	Apidos XII Ltd(a)(b) Series 2013-12A Class AR 2.14%, 04/15/2031 3-mo. LIBOR + 1.08%	4,855,603
3,400,000	BlueMountain XXXI Ltd(a)(b) Series 2021-31A Class A1 2.25%, 04/19/2034 3-mo. LIBOR + 1.15%	3,287,450
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 2.47%, 04/25/2034 3-mo. LIBOR + 1.25%	3,246,568
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
175,000	3.63%, 01/15/2032 3-mo. LIBOR + 2.57%	162,669
	Series 2021-7RA Class D
700,000	5.34%, 01/15/2032 3-mo. LIBOR + 4.28%	621,549
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 2.45%, 05/15/2031 3-mo. LIBOR + 1.01%	4,157,707
646,555	Educational Funding of the South Inc(b) Series 2011-1 Class A2 1.87%, 04/25/2035 3-mo. LIBOR + 0.65%	641,433
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	454,440
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 2.08%, 04/20/2031 3-mo. LIBOR + 1.02%	4,491,109
800,000	Gulf Stream Meridian Ltd(a)(b) Series 2021-IIIA Class A2 2.81%, 04/15/2034 3-mo. LIBOR + 1.75%	758,821
650,000	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 2.52%, 12/13/2038 1-mo. LIBOR + 1.20%	629,030
620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	616,546
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,013,123	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 1.81%, 04/15/2029 3-mo. LIBOR + 0.75%	$ 2,958,071
700,000	MF1 Multifamily Housing Mortgage Loan Trust(a)(b) Series 2021-FL6 Class A 2.62%, 07/16/2036 1-mo. LIBOR + 1.10%	677,830
788,648	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 2.18%, 05/25/2057 1-mo. LIBOR + 0.55%	769,992
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 2.15%, 01/15/2030 3-mo. LIBOR + 1.09%	4,918,400
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 4.29%, 04/18/2031 3-mo. LIBOR + 3.25%	207,036
2,000,000	TCW Ltd(a)(b) Series 2021-1A Class A 2.23%, 03/18/2034 3-mo. LIBOR + 1.17%	1,930,740
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 3.47%, 01/25/2034 3-mo. LIBOR + 2.25%	1,828,298
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 2.20%, 01/20/2031 3-mo. LIBOR + 1.14%	6,495,441
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 2.13%, 01/20/2031 3-mo. LIBOR + 1.07%	6,518,975
TOTAL ASSET-BACKED SECURITIES — 14.92% (Cost $62,383,162)		$ 60,709,945
CORPORATE BONDS AND NOTES
Basic Materials — 0.43%
185,000	CF Industries Inc 5.38%, 03/15/2044	172,442
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	199,473
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	353,828
	Nucor Corp
175,000	3.95%, 05/23/2025	174,018
650,000	4.30%, 05/23/2027	647,536
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	214,599
		1,761,896
Communications — 1.79%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,754,486

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	$ 1,804,176
250,000	Expedia Group Inc 2.95%, 03/15/2031	198,850
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	397,375
205,000	Netflix Inc 4.88%, 04/15/2028	192,915
	Prosus NV
380,000	3.26%, 01/19/2027(a)	330,250
590,000	3.68%, 01/21/2030	470,045
185,000	Telecom Italia Capital SA 7.20%, 07/18/2036	140,460
	T-Mobile USA Inc
1,875,000	3.75%, 04/15/2027(c)	1,805,474
230,000	3.38%, 04/15/2029	201,250
		7,295,281
Consumer, Cyclical — 1.36%
125,000	AutoNation Inc 1.95%, 08/01/2028	103,997
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	442,721
825,000	1.25%, 01/08/2026	726,478
1,000,000	5.00%, 04/09/2027	980,957
310,000	Lennar Corp 4.75%, 11/29/2027	300,970
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	187,550
425,000	Lowe's Cos Inc 1.70%, 09/15/2028	361,828
	Magallanes Inc(a)
1,300,000	4.05%, 03/15/2029	1,190,769
300,000	4.28%, 03/15/2032	268,123
650,000	Marriott International Inc 2.85%, 04/15/2031	539,032
215,000	Mattel Inc(a) 5.88%, 12/15/2027	210,175
215,000	Newell Brands Inc 4.88%, 06/01/2025	211,784
		5,524,384
Consumer, Non-Cyclical — 3.18%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	988,937
110,000	Adventist Health System 2.95%, 03/01/2029	100,792
675,000	Banner Health 2.34%, 01/01/2030	595,745
500,000	Baxter International Inc 2.27%, 12/01/2028	437,864
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	201,853
925,000	Becton Dickinson and Co 3.70%, 06/06/2027	893,880
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 275,000	Bristol Myers Squibb Co(c) 2.95%, 03/15/2032	$ 251,909
235,000	Centene Corp 2.50%, 03/01/2031	186,534
925,000	Cigna Corp 4.13%, 11/15/2025	926,014
925,000	Constellation Brands Inc 3.70%, 12/06/2026	900,523
	CSL Finance PLC(a)
125,000	3.85%, 04/27/2027	123,823
350,000	4.25%, 04/27/2032	342,201
925,000	CVS Health Corp 3.88%, 07/20/2025	919,178
755,000	Emory University 2.14%, 09/01/2030	661,429
950,000	GSK Consumer Healthcare Capital US LLC(a) 3.38%, 03/24/2027	909,274
200,000	HCA Inc 5.63%, 09/01/2028	196,739
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a) 3.75%, 12/01/2031	188,689
375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	322,533
170,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	183,700
450,000	PayPal Holdings Inc(c) 3.90%, 06/01/2027	448,416
225,000	Pilgrim's Pride Corp(a) 4.25%, 04/15/2031	187,758
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	209,150
255,000	Rush Obligated Group 3.92%, 11/15/2029	245,320
900,000	S&P Global Inc(a) 4.25%, 05/01/2029	890,006
180,000	Stanford Health Care 3.31%, 08/15/2030	166,564
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	183,288
130,000	Sutter Health 2.29%, 08/15/2030	111,604
	UnitedHealth Group Inc
1,000,000	4.00%, 05/15/2029	990,501
100,000	4.20%, 05/15/2032	99,918
60,000	University of Chicago 5.42%, 10/01/2030	63,109
		12,927,251
Energy — 1.97%
1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	1,190,226
220,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	196,394
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	200,340

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Energy Transfer LP
$ 1,000,000	4.20%, 04/15/2027	$ 959,950
325,000	5.50%, 06/01/2027	329,878
205,000	EQT Corp 6.63%, 02/01/2025	210,890
525,000	Lundin Energy Finance BV(a) 2.00%, 07/15/2026	468,912
1,050,000	MPLX LP 1.75%, 03/01/2026	945,357
180,000	Ovintiv Inc 6.50%, 08/15/2034	187,872
150,000	Phillips 66 1.30%, 02/15/2026	134,910
	Qatar Energy(a)
760,000	2.25%, 07/12/2031	648,850
510,000	3.30%, 07/12/2051	393,585
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	771,525
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	917,914
270,000	Targa Resources Corp(c) 4.20%, 02/01/2033	244,578
210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	214,305
		8,015,486
Financial — 4.87%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,023,146
675,000	3.00%, 10/29/2028	568,565
250,000	3.30%, 01/30/2032	200,123
375,000	Air Lease Corp 2.88%, 01/15/2026	344,211
925,000	American International Group Inc 3.90%, 04/01/2026	906,302
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	282,687
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	463,023
200,000	Banco Santander SA 2.75%, 12/03/2030	158,847
	Bank of America Corp
925,000	4.18%, 11/25/2027	898,967
1,050,000	4.57%, 04/27/2033	1,021,872
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	952,232
625,000	1.32%, 01/13/2027	552,159
950,000	BPCE SA(a) 1.65%, 10/06/2026	850,353
875,000	Citigroup Inc 0.78%, 10/30/2024	834,134
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	899,695
Principal Amount		Fair Value
Financial — (continued)
$ 375,000	Deutsche Bank AG 2.13%, 11/24/2026	$ 332,952
400,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	317,587
320,000	Huarong Finance II Ltd 4.63%, 06/03/2026	292,800
450,000	ING Groep NV 4.02%, 03/28/2028	428,583
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	252,346
	JPMorgan Chase & Co
375,000	4.02%, 12/05/2024	373,714
1,000,000	4.59%, 04/26/2033(c)	982,241
995,000	KeyCorp 4.79%, 06/01/2033	981,674
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	201,056
550,000	Macquarie Bank Ltd(a) 3.05%, 03/03/2036	436,137
	Morgan Stanley
700,000	2.94%, 01/21/2033	599,937
725,000	2.48%, 09/16/2036	557,468
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	181,277
975,000	NatWest Group PLC 4.27%, 03/22/2025	964,975
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	184,785
700,000	Toronto-Dominion Bank 4.46%, 06/08/2032	692,184
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	215,147
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,844,266
		19,795,445
Industrial — 1.09%
215,000	AECOM 5.13%, 03/15/2027	203,175
235,000	Atkore Inc(a) 4.25%, 06/01/2031	195,050
300,000	Berry Global Inc 1.57%, 01/15/2026	267,516
650,000	Boeing Co 5.15%, 05/01/2030	623,921
250,000	General Electric Co 6.75%, 03/15/2032	279,680
235,000	Hillenbrand Inc 3.75%, 03/01/2031	189,763
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	187,053
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,023,400
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	200,638
25,000	Nature Conservancy 1.30%, 07/01/2028	21,552

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,075,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	$ 1,053,786
200,000	Waste Management Inc(c) 1.15%, 03/15/2028	170,442
		4,415,976
Technology — 2.41%
	Broadcom Inc(a)
975,000	2.45%, 02/15/2031	783,353
575,000	4.15%, 04/15/2032	519,112
1,925,000	3.14%, 11/15/2035	1,461,811
	Dell International LLC / EMC Corp
150,000	5.85%, 07/15/2025	154,696
950,000	6.02%, 06/15/2026	986,059
25,000	5.30%, 10/01/2029	24,646
25,000	6.20%, 07/15/2030	26,017
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	208,688
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,609,701
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	938,958
1,395,000	HP Inc 4.00%, 04/15/2029	1,306,956
225,000	MSCI Inc(a) 3.63%, 09/01/2030	187,578
550,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	451,795
125,000	Skyworks Solutions Inc 3.00%, 06/01/2031	102,670
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	388,259
	Workday Inc
250,000	3.50%, 04/01/2027	239,074
275,000	3.70%, 04/01/2029	257,232
175,000	3.80%, 04/01/2032(c)	159,893
		9,806,498
Utilities — 0.10%
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	196,350
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	209,095
		405,445
TOTAL CORPORATE BONDS AND NOTES — 17.20% (Cost $78,928,529)		$ 69,947,662
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	176,480
200,000	3.80%, 05/17/2031	164,100
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Government International Bond
$ 4,800,000	4.35%, 01/08/2027	$ 4,787,622
630,000	3.50%, 01/11/2028	601,613
1,650,000	Israel Government International Bond 3.25%, 01/17/2028	1,606,688
	Mexico Government International Bond
740,000	3.25%, 04/16/2030(c)	651,180
530,000	2.66%, 05/24/2031	436,179
	Perusahaan Penerbit SBSN Indonesia III
890,000	4.55%, 03/29/2026	896,674
300,000	4.15%, 03/29/2027	294,750
720,000	Qatar Government International Bond 4.50%, 04/23/2028	745,354
3,110,000	Romanian Government International Bond 3.00%, 02/14/2031	2,390,495
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.13% (Cost $14,932,051)		$ 12,751,135
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.36%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,540,099
	Series 2022-BNK39 Class A4
1,400,000	2.93%, 02/15/2055	1,255,079
900,000	BX Commercial Mortgage Trust(a)(b) Series 2021-CIP Class A 2.25%, 12/15/2038 1-mo. LIBOR + 0.92%	872,880
650,000	BX Trust(a)(b) Series 2021-ARIA Class C 2.97%, 10/15/2036 1-mo. LIBOR + 1.65%	605,933
2,750,000	BXHPP Trust(a)(b) Series 2021-FILM Class A 1.97%, 08/15/2036 1-mo. LIBOR + 0.65%	2,605,740
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	2.60%, 12/25/2041 1-mo SOFR + 1.65%	183,437
	Series 2022-R05 Class 2M1
228,322	2.85%, 04/25/2042 1-mo SOFR + 1.90%	224,563
	Series 2022-R05 Class 2M2
165,000	3.95%, 04/25/2042 1-mo SOFR + 3.00%	156,824

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,300,000	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 2.03%, 11/15/2038 1-mo. LIBOR + 0.70%	$ 1,241,237
2,385,320	Extended Stay America Trust(a)(b) Series 2021-ESH Class A 2.41%, 07/15/2038 1-mo. LIBOR + 1.08%	2,325,417
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 2.36%, 12/15/2036 1-mo. LIBOR + 1.03%	4,181,017
1,477,960	JPMorgan Chase Commercial Mortgage Securities Trust (d) Series 2013-C13 Class A4 3.99%, 01/15/2046	1,473,369
876,757	JPMorgan Mortgage Trust(a)(d) Series 2021-LTV2 Class A1 2.52%, 05/25/2052	734,375
184,624	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 1.87%, 12/15/2037 1-mo. LIBOR + 0.55%	177,204
1,148,420	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL7 Class A 2.83%, 11/25/2036 1-mo. LIBOR + 1.20%	1,099,960
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 1.90%, 07/15/2036 1-mo. LIBOR + 0.58%	2,231,967
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
107,361	1.82%, 11/25/2066(d)	96,651
	Series 2022-1 Class A1
843,345	2.72%, 01/25/2067(e)	794,404
		21,800,156
U.S. Government Agency — 4.06%
	Federal Home Loan Mortgage Corp
1,505	4.50%, 10/01/2025	1,513
683,089	4.50%, 10/01/2048	687,073
446,622	4.50%, 05/01/2049	449,939
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
160,618	2.60%, 01/25/2034 1-mo SOFR + 1.65%	154,870
	Series 2022-DNA1 Class M1A
500,000	1.95%, 01/25/2042 1-mo SOFR + 1.00%	482,405
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA3 Class M1A
$ 186,742	2.93%, 04/25/2042 1-mo SOFR + 2.00%	$ 183,810
	Federal National Mortgage Association
1,465,813	4.50%, 07/01/2048	1,483,577
176,224	4.50%, 10/01/2048	177,817
386,896	4.50%, 02/01/2049	389,600
16,658	4.50%, 08/01/2049	16,783
891,236	4.50%, 10/01/2049	897,962
72,583	4.50%, 01/01/2050	73,118
208,647	4.50%, 02/01/2050	209,688
59,851	4.50%, 05/01/2050	60,296
45,078	4.50%, 08/01/2050	45,319
7,971,966	4.00%, 06/01/2052	7,870,476
	Government National Mortgage Association
1,868,194	4.50%, 10/20/2048	1,915,076
1,364,421	5.00%, 12/20/2048	1,404,897
		16,504,219
TOTAL MORTGAGE-BACKED SECURITIES — 9.42% (Cost $40,132,595)		$ 38,304,375
MUNICIPAL BONDS AND NOTES
180,000	Bay Area Toll Authority 1.63%, 04/01/2028	160,023
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	72,677
240,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	209,976
65,000	City of Houston Texas Airport System Revenue 2.24%, 07/01/2029	57,382
30,000	City of New Orleans Louisiana Water System Revenue 1.46%, 12/01/2028	24,933
	City of Tucson Arizona Series A
20,000	1.46%,07/01/2028	17,377
145,000	1.93%,07/01/2031	120,674
85,000	Metropolitan Transportation Authority Series A2 5.99%, 11/15/2030	93,205
	Municipal Improvement Corp of Los Angeles Series A
160,000	1.65%,11/01/2028	139,245
490,000	2.07%,11/01/2030	415,639
	Port of Oakland
70,000	1.95%,05/01/2028	62,456
80,000	2.20%,05/01/2031	67,579
35,000	San Jose Financing Authority 1.86%, 06/01/2030	29,608

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	$ 4,263
TOTAL MUNICIPAL BONDS AND NOTES — 0.36% (Cost $1,727,942)		$ 1,475,037
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
11,700,612	0.38%, 07/15/2027	11,658,106
25,902,747	0.50%, 01/15/2028	25,725,677
41,167,568	0.75%, 07/15/2028	41,461,852
38,356,495	0.88%, 01/15/2029	38,714,089
14,112,500	0.25%, 07/15/2029	13,683,888
6,968,862	0.13%, 01/15/2030	6,651,724
10,599,440	0.13%, 07/15/2030	10,108,112
12,660,954	0.13%, 01/15/2031	12,042,414
21,573,600	0.13%, 07/15/2031	20,512,055
15,779,834	0.13%, 01/15/2032	14,978,206
3,076,480	2.13%, 02/15/2040	3,590,949
4,530,000	United States Treasury Note/Bond 3.25%, 06/30/2029	4,583,794
TOTAL U.S. TREASURY BONDS AND NOTES — 50.08% (Cost $222,334,825)		$203,710,866
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.08%
1,048,552	Undivided interest of 0.96% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $1,048,552 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(f)	1,048,552
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,048,552	Undivided interest of 0.97% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $1,048,552 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(f)	$ 1,048,552
1,048,552	Undivided interest of 28.96% in a repurchase agreement (principal amount/value $3,622,930 with a maturity value of $3,623,086) with HSBC Securities (USA) Inc, 1.55%, dated 6/30/22 to be repurchased at $1,048,552 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 10/1/26 - 6/1/52, with a value of $3,695,389.(f)	1,048,552
220,392	Undivided interest of 39.91% in a repurchase agreement (principal amount/value $552,675 with a maturity value of $552,697) with Morgan Stanley & Co LLC, 1.46%, dated 6/30/22 to be repurchased at $220,392 on 7/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.50%, 9/29/22 - 11/15/40, with a value of $563,729.(f)	220,392

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,048,552	Undivided interest of 4.97% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $1,048,552 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(f)	$ 1,048,552
TOTAL SHORT TERM INVESTMENTS — 1.08% (Cost $4,414,600)		$ 4,414,600
TOTAL INVESTMENTS — 96.19% (Cost $424,853,704)		$391,313,620
OTHER ASSETS & LIABILITIES, NET — 3.81%		$ 15,484,696
TOTAL NET ASSETS — 100.00%		$406,798,316
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(c)	All or a portion of the security is on loan at June 30, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2022. Maturity date disclosed represents final maturity date.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	484	USD	101,647,563	September 2022	$(455,589)
U.S. 5 Year Treasury Note Futures	257	USD	28,848,250	September 2022	(4,079)
Short
U.S. 10 Year Treasury Note Futures	28	USD	3,318,875	September 2022	(4,072)
U.S. 10 Year Treasury Ultra Futures	180	USD	22,927,500	September 2022	331,623
U.S. Long Bond Futures	71	USD	9,842,375	September 2022	134,950
U.S. Ultra Bond Futures	15	USD	2,315,156	September 2022	(18,581)
				Net Depreciation	$ (15,748)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
Utd Mexican	$1,140,000	$(38,663)	$(17,881)	1.00	June 20, 2027	$(20,782)	Sell	Quarterly
Republic of Chile	1,130,000	(22,393)	2,523	1.00	June 20, 2027	(24,916)	Sell	Quarterly
Republic of Indonesia	1,130,000	(6,899)	6,669	1.00	June 20, 2027	(13,568)	Sell	Quarterly
					Net Depreciation	$(59,266)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At June 30, 2022, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
3-mo. LIBOR	1-mo. LIBOR	34,760,000	July 25, 2024	$ 84,964	Quarterly
2.75%	1-day SOFR	4,130,000	September 21, 2025	76,280	Quarterly
3-mo. LIBOR	3.39%	6,000,000	June 23, 2026	(78,660)	Quarterly
1-day SOFR	2.59%	11,440,000	November 30, 2026	101,732	Quarterly
2.50%	1-day SOFR	7,100,000	June 4, 2029	(21,350)	Quarterly
1-day SOFR	2.75%	4,740,000	September 21, 2029	(152,296)	Quarterly
1-day SOFR	2.57%	18,720,000	June 4, 2031	49,352	Quarterly
2.73%	1-day SOFR	5,100,000	May 15, 2032	(47,696)	Quarterly
2.73%	1-day SOFR	11,890,000	June 4, 2033	(34,640)	Quarterly
			Net Depreciation	$ (22,314)
At June 30, 2022, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	3.39%	6,000,000	June 12, 2023	4,435,775	At Maturity
CPI	2.25%	21,200,000	February 20, 2024	1,982,128	At Maturity
CPI	2.78%	15,800,000	May 06, 2024	1,290,138	At Maturity
CPI	1.77%	18,200,000	August 05, 2024	2,129,649	At Maturity
CPI	3.97%	71,700,000	March 10, 2025	(141,493)	At Maturity
CPI	1.72%	21,200,000	September 23, 2025	2,918,333	At Maturity
CPI	2.06%	13,300,000	December 23, 2025	1,526,535	At Maturity
			Net Depreciation	$14,141,065
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Inflation-Protected Securities Fund
ASSETS:
Investments in securities, fair value (including $4,296,681 of securities on loan)(a)	$386,899,020
Repurchase agreements, fair value(b)	4,414,600
Cash	8,218,590
Cash pledged on futures contracts	553,836
Cash pledged on centrally cleared swaps	7,955,909
Interest receivable	3,204,991
Subscriptions receivable	73,496
Variation margin on futures contracts	186,091
Total Assets	411,506,533
LIABILITIES:
Payable for director fees	7,369
Payable for other accrued fees	48,684
Payable for shareholder services fees	1,345
Payable to investment adviser	100,941
Payable upon return of securities loaned	4,414,600
Redemptions payable	133,291
Variation margin on centrally cleared swaps	1,987
Total Liabilities	4,708,217
NET ASSETS	$406,798,316
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,218,543
Paid-in capital in excess of par	408,786,743
Undistributed/accumulated deficit	(6,206,970)
NET ASSETS	$406,798,316
NET ASSETS BY CLASS
Investor Class	$4,449,858
Institutional Class	$402,348,458
CAPITAL STOCK:
Authorized
Investor Class	30,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	457,053
Institutional Class	41,728,379
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.74
Institutional Class	$9.64
(a) Cost of investments	$420,439,104
(b) Cost of repurchase agreements	$4,414,600
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest	$12,075,997
Income from securities lending	8,986
Dividends	2,530
Total Income	12,087,513
EXPENSES:
Management fees	747,060
Shareholder services fees – Investor Class	9,571
Audit and tax fees	24,210
Custodian fees	14,418
Director's fees	16,274
Legal fees	2,432
Pricing fees	15,892
Registration fees	39,196
Shareholder report fees	129
Transfer agent fees	3,868
Other fees	5,166
Total Expenses	878,216
Less amount waived by investment adviser	76,522
Net Expenses	801,694
NET INVESTMENT INCOME	11,285,819
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	552,952
Net realized gain on credit default swaps	17,583
Net realized loss on interest rate swaps	(252,804)
Net realized loss on futures contracts	(2,181,414)
Net realized gain on inflation swaps	8,859,029
Net Realized Gain	6,995,346
Net change in unrealized depreciation on investments	(47,740,259)
Net change in unrealized depreciation on credit default swaps	(59,266)
Net change in unrealized appreciation on interest rate swaps	57,526
Net change in unrealized appreciation on inflation swaps	7,339,451
Net change in unrealized appreciation on futures contracts	428,217
Net Change in Unrealized Depreciation	(39,974,331)
Net Realized and Unrealized Loss	(32,978,985)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,693,166)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Inflation-Protected Securities Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$11,285,819	$14,524,634
Net realized gain	6,995,346	8,624,090
Net change in unrealized appreciation (depreciation)	(39,974,331)	466,263
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,693,166)	23,614,987
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(110,146)	(188,010)
Institutional Class	(10,933,932)	(17,160,501)
From Net Investment Income and Net Realized Gains	(11,044,078)	(17,348,511)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	327,847	1,858,785
Institutional Class	19,045,536	111,421,244
Shares issued in reinvestment of distributions
Investor Class	110,146	188,010
Institutional Class	10,933,932	17,160,501
Shares redeemed
Investor Class	(1,730,056)	(1,819,829)
Institutional Class	(79,258,801)	(84,932,158)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(50,571,396)	43,876,553
Total Increase (Decrease) in Net Assets	(83,308,640)	50,143,029
NET ASSETS:
Beginning of Period	490,106,956	439,963,927
End of Period	$406,798,316	$490,106,956
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	31,647	175,609
Institutional Class	2,439,158	10,508,254
Shares issued in reinvestment of distributions
Investor Class	11,251	17,753
Institutional Class	1,127,209	1,632,856
Shares redeemed
Investor Class	(168,272)	(170,666)
Institutional Class	(7,745,288)	(8,003,690)
Net Increase (Decrease)	(4,304,295)	4,160,116
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$10.63	0.23	(0.87)	(0.64)	—	(0.25)	—	(0.25)	$ 9.74	(6.06%) (d)
12/31/2021	$10.46	0.29	0.20	0.49	—	(0.26)	(0.06)	(0.32)	$10.63	4.76%
12/31/2020	$ 9.92	0.08	0.67	0.75	—	(0.10)	(0.11)	(0.21)	$10.46	7.57%
12/31/2019	$ 9.47	0.18	0.42	0.60	—	(0.15)	—	(0.15)	$ 9.92	6.35%
12/31/2018 (e)	$10.00	0.20	(0.32)	(0.12)	(0.01)	(0.40)	—	(0.41)	$ 9.47	(1.22%) (d)
Institutional Class
6/30/2022(Unaudited)	$10.54	0.25	(0.88)	(0.63)	—	(0.27)	—	(0.27)	$ 9.64	(5.99%) (d)
12/31/2021	$10.39	0.33	0.20	0.53	—	(0.32)	(0.06)	(0.38)	$10.54	5.18%
12/31/2020	$ 9.86	0.11	0.68	0.79	—	(0.15)	(0.11)	(0.26)	$10.39	8.02%
12/31/2019	$ 9.45	0.22	0.41	0.63	—	(0.22)	—	(0.22)	$ 9.86	6.65%
12/31/2018 (e)	$10.00	0.24	(0.33)	(0.09)	(0.01)	(0.45)	—	(0.46)	$ 9.45	(0.89%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Investor Class
06/30/2022(Unaudited)	$ 4,450	1.51% (h)	0.70% (h)	4.56% (h)	27% (d)
12/31/2021	$ 6,194	1.12%	0.70%	2.75%	137%
12/31/2020	$ 5,855	1.14%	0.70%	0.75%	98%
12/31/2019	$ 4,953	1.00%	0.70%	1.85%	66%
12/31/2018 (e)	$ 5,878	1.07% (h)	0.70% (h)	2.06% (h)	114% (d)
Institutional Class
06/30/2022(Unaudited)	$402,348	0.37% (h)	0.35% (h)	4.99% (h)	27% (d)
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
12/31/2020	$434,109	0.37%	0.35%	1.08%	98%
12/31/2019	$424,797	0.36%	0.35%	2.23%	66%
12/31/2018 (e)	$367,200	0.37% (h)	0.35% (h)	2.42% (h)	114% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 26%, 46% and 84% for the period ended June 30, 2022 and years ended December 2021 and 2020, respectively.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Inflation-Protected Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek real return consistent with the preservation of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2022

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.

Semi-Annual Report - June 30, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. At June 30, 2022, there were no TBA's held.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At June 30, 2022, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semi-Annual Report - June 30, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$424,857,379
Gross unrealized appreciation on investments	273,300,322
Gross unrealized depreciation on investments	(292,800,344)
Net unrealized depreciation on investments	$(19,500,022)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, inflation swaps, interest rate swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm the Fund’s performance.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2022

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 526 futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $2,650,000 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2022

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $78,960,000 in interest rate swaps for the reporting period. Interest rate swaps are reported on a table following the Schedule of Investments.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments. The Fund held an average notional amount of $175,757,143 in inflation swaps for the reporting period. Inflation swaps are reported on a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(59,266)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$ 312,328(a)	Net unrealized depreciation on interest rate swaps	$(334,642) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$ 466,573(a)	Net unrealized depreciation on futures contracts	$(482,321) (a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$14,282,558 (a)	Net unrealized depreciation on inflation swaps	$(141,493) (a)
(a)Includes cumulative appreciation (depreciation) of interest rate contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2022

The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(2,181,414)	Net change in unrealized appreciation on futures contracts	$428,217
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 17,583	Net change in unrealized depreciation on credit default swaps	$(59,266)
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (252,804)	Net change in unrealized depreciation on interest rate swaps	$57,526
Inflation contracts (swaps)	Net realized gain on inflation swaps	$ 8,859,029	Net change in unrealized appreciation on inflation swaps	$7,339,451
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.33% of the Fund’s average daily net assets up to $1 billion dollars, 0.28% of the Fund's average daily net assets over $1 billion dollars and 0.23% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$98,004	$106,676	$103,562	$76,522	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.

Semi-Annual Report - June 30, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $88,939,293 and $121,427,402, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $29,608,801 and $35,958,357, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $4,296,681 and received collateral as reported on the Statement of Assets and Liabilities of $4,414,600 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$3,748,600
Foreign Government Bonds and Notes	666,000
Total secured borrowings	$4,414,600
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Inflation-Protected Securities Fund changed its name to the Empower Inflation-Protected Securities Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Inflation-Protected Securities Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed limited performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications, for the one- and three-year periods ended December 31, 2021. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class underperformed its performance universe median for the one- and three-year periods ended December 31, 2021, ranking in the fourth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each period with the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2021 that ranked in the third quintile of its performance universe and specifically, in the 54th percentile thereof. The Board also noted that each class of the Fund underperformed its benchmark index for each period reviewed.
Given the performance track record, the Board considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration and asset allocation strategies on performance. In addition, the Sub-Adviser explained that the Fund is subject to diversification requirements under Section 817(h) of the Internal Revenue Code that require the portfolio to hold no more than 55% of its investments in the securities of a single issuer, including the U.S. Treasury. As a result, the Fund typically holds at least 40% or more of its inflation risk through inflation-linked swaps, and uses the residual cash position to buy high-quality floating rate assets.

The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser. Furthermore, the Board took into account its evaluation of GSAM and experience therewith from GSAM’s service as a sub-adviser to certain other Great-West Funds.
Taking all of the foregoing into account, the Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2023.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the Sub-Adviser’s standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to GWCM for the Fund. In addition, the Board noted that the information provided by the Sub-Adviser indicated that it does not manage any comparable funds of its own.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Sub-Adviser, the Board noted that GSAM reported a negative margin associated with its relationship to the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information and the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length. In addition, the Board considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM with respect to the Fund’s Institutional Class, which indicated that such portion was below that of the Fund’s peer group. The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022